Operating Revenue by Geographic Location (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenue by geographic location
Revenue	$ 588,117	$ 589,009	$ 468,101
Australia-Asia
Operating revenue by geographic location
Revenue	413,662	403,697	329,300
Europe
Operating revenue by geographic location
Revenue	$ 174,455	$ 185,312	$ 138,801